Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 41,464	¥ 142,511
Restricted cash		100
Shortterm investments	75,497	42,270
Accounts receivable, net	139,408	197,528
Amount due from inter-company entities	69	858
Prepayments and other current assets	16,030	16,159
Noncurrent assets:
Property and equipment, net	7,366	2,428
Intangible assets, net	2,079	1,249
Long-term investments, net	142,599	137,357	¥ 41,442		¥ 16,300
Operating lease right-of-use assets, net	34,454	30,911
Total assets	458,966	571,371
Current liabilities:
Accounts payable	60,376	53,465
Salary and welfare payables	36,046	52,204
Taxes payable	5,940	10,874
Deferred revenue	23,428	24,575
Amounts due to inter-company entities	261	312
Accrued liabilities and other payables	25,152	27,606
Short-term bank loan	9,950	9,950		¥ 9,950
Operating lease liabilities	8,953	31,293
Non-current liabilities:
Operating lease liabilities	26,826	15,093
Other non-current liabilities	174	615
Total liabilities	197,106	225,987
Cash flows from operating activities:
Revenues	340,185	322,497	316,779
Cost of revenues	(158,169)	(137,848)	(128,844)
Gross Profit	182,016	184,649	187,935
Operating expenses	276,234	229,186	282,041
Loss from operations	(94,218)	(44,537)	(94,106)
Gain on disposal of a subsidiary	3,366	38,019
Share of (loss)/income from equity method investments	523	(51)	5,473
Long-term investment (loss)/income, net	(8,079)	15,964
Short-term investment income	1,312	1,999	2,485
Others, net	7,706	8,055	3,283
(Loss)/income before income tax	(89,289)	22,998	(90,507)
Income tax expenses	(42)	361	102
Net (loss)/income	(89,247)	22,637	(90,609)
Net cash (used in)/provided by operating activities	(122,163)	(4,989)	194,961
Cash flows from investing activities:
Net cash provided/(used in) by investing activities	20,173	43,311	(157,997)
Cash flows from financing activities:
Net cash used in financing activities	481	5,124	(23)
Net decrease in cash and cash equivalents	(101,147)	45,646	36,119
Cash, cash equivalents and restricted cash at beginning of the year	142,611	96,965	60,846
Cash, cash equivalents and restricted cash at end of the year	41,464	142,611	96,965
VIEs
Current assets:
Cash and cash equivalents	27,413	101,659
Restricted cash		100
Shortterm investments	36,850	22,247
Accounts receivable, net	139,408	197,503
Prepayments and other current assets	15,292	15,913
Noncurrent assets:
Property and equipment, net	7,365	2,428
Intangible assets, net	2,079	1,249
Long-term investments, net	131,467	126,434
Operating lease right-of-use assets, net	34,454	30,911
Total assets	413,332	515,609
Current liabilities:
Accounts payable	60,376	53,465
Salary and welfare payables	25,605	33,998
Taxes payable	2,841	6,844
Deferred revenue	23,428	24,575
Amounts due to inter-company entities	260	310
Accrued liabilities and other payables	20,634	23,185
Short-term bank loan	9,950	9,950
Operating lease liabilities	8,953	31,293
Non-current liabilities:
Operating lease liabilities	26,826	15,093
Other non-current liabilities	174	615
Total liabilities	320,505	355,148
Cash flows from operating activities:
Cost of revenues	(212,747)	(211,698)	(147,654)
Gross Profit	127,311	108,828	169,003
Operating expenses	(198,610)	(131,984)	(190,249)
Loss from operations	(71,299)	(23,156)	(21,246)
Gain on disposal of a subsidiary	3,366	38,019
Share of (loss)/income from equity method investments	(546)	523	26
Long-term investment (loss)/income, net	(8,079)	15,964
Short-term investment income	706	1,262	1,768
Others, net	7,689	9,402	5,602
(Loss)/income before income tax	(68,163)	42,014	(13,850)
Income tax expenses	43	(361)	(111)
Net (loss)/income	(68,120)	41,653	(13,961)
Net cash (used in)/provided by operating activities	(123,798)	77,322	266,927
Cash flows from investing activities:
Purchase of short-term investments	(312,270)	(417,490)	(571,110)
Proceeds from maturities of short-term investments	296,221	494,709	594,927
Investment in long-term investments	(9,500)	(38,970)	(30,950)
Loan paid to inter-company entities			(5,000)
Loan collected from related parties		2,000
Loan collected from inter-company entities		100	5,000
Cash received from customer in relation to advertisement agent services	68,838	70,208	26,295
Cash paid on behalf of the customer in relation to advertisement agent services		(64,054)	(179,036)
Others	(4,571)	(3,361)	(4,180)
Net cash provided/(used in) by investing activities	38,718	43,142	(164,054)
Cash flows from financing activities:
Capital injection from noncontrolling interest shareholders	255	174	750
Proceeds from loans provided by inter-company entities	25,400		25,010
Repayments of loans provided by inter-company entities	(15,147)	(65,876)	(103,080)
Others	226	4,950	5,000
Net cash used in financing activities	10,734	(60,752)	(72,320)
Net decrease in cash and cash equivalents	(74,346)	59,712	30,553
Cash, cash equivalents and restricted cash at beginning of the year	101,759	42,047	11,494
Cash, cash equivalents and restricted cash at end of the year	27,413	101,759	42,047
VIEs | Affiliates and subsidiaries
Current assets:
Amount due from inter-company entities	19,004	16,361
Current liabilities:
Amounts due to inter-company entities	141,457	155,818
VIEs | Related parties
Current assets:
Amount due from inter-company entities		804
Current liabilities:
Amounts due to inter-company entities	261	312
VIEs | Inter-company revenues
Cash flows from operating activities:
Revenues			25
VIEs | Third-party revenues
Cash flows from operating activities:
Revenues	¥ 340,058	¥ 320,526	¥ 316,632